4. CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Cash and banks	R$ 1,124,714	R$ 193,702
Short-term investments	1,123,290	3,217,870
Cash and cash equivalents	2,248,004	3,411,572	R$ 4,871,162	R$ 7,861,052
Brazil
Disclosure of fair value measurement of assets [line items]
Short-term investments	619,727	656,625
Brazil | Government securities
Disclosure of fair value measurement of assets [line items]
Short-term investments	10,247	12,100
Brazil | Private securities
Disclosure of fair value measurement of assets [line items]
Short-term investments	609,480	644,525
Abroad | Time deposits
Disclosure of fair value measurement of assets [line items]
Short-term investments	R$ 503,563	R$ 2,561,245